Post balance sheet events	12 Months Ended
Dec. 31, 2018
Post balance sheet events
Post balance sheet events

35 Post balance sheet events

On 6 February 2019, a General Meeting of shareholders authorised the directors to agree buy-backs by the company of ordinary shares from HM Treasury. The authority is subject to renewal at the company's forthcoming Annual General Meeting.

Other than this there have been no other significant events between 31 December 2018 and the date of approval of these accounts which would require a change to or additional disclosure in the accounts.